Quarterly Holdings Report
for
Fidelity® Health Savings Fund
June 30, 2022
HSF-NPRT3-0822
1.9897531.102
Equity Central Funds - 28.7%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	110,923	658,885
Fidelity Emerging Markets Equity Central Fund (a)	8,754	1,678,596
Fidelity International Equity Central Fund (a)	23,343	1,857,865
Fidelity Real Estate Equity Central Fund (a)	3,051	384,776
Fidelity U.S. Equity Central Fund (a)	70,049	7,164,633
TOTAL EQUITY CENTRAL FUNDS (Cost $13,388,974)		11,744,755

Fixed-Income Central Funds - 38.9%
	Shares	Value ($)
High Yield Fixed-Income Funds - 14.3%
Fidelity Emerging Markets Debt Central Fund (a)	499,597	3,741,980
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	1,196	97,358
Fidelity Floating Rate Central Fund (a)	16,851	1,582,504
Fidelity High Income Central Fund (a)	4,483	446,501
TOTAL HIGH YIELD FIXED-INCOME FUNDS		5,868,343
Investment Grade Fixed-Income Funds - 24.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	53,390	5,373,745
Fidelity Investment Grade Bond Central Fund (a)	46,280	4,676,600
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		10,050,345
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $17,767,754)		15,918,688

Money Market Central Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (b) (Cost $24,143)	24,138	24,143

Investment Companies - 1.8%
	Shares	Value ($)
iShares MSCI USA Minimum Volatility ETF (Cost $741,850)	10,406	730,605

Fixed-Income Funds - 30.5%
	Shares	Value ($)
Fidelity International Bond Index Fund (c)	812,134	7,390,421
Fidelity Long-Term Treasury Bond Index Fund (c)	441,273	5,087,879
TOTAL FIXED-INCOME FUNDS (Cost $14,296,454)		12,478,300

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $46,219,175)	40,896,491
NET OTHER ASSETS (LIABILITIES) - 0.0%	(547)
NET ASSETS - 100.0%	40,895,944

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	412,124	770,869	1,158,850	111	-	-	24,143	0.0%
Fidelity Commodity Strategy Central Fund	570,091	451,301	447,471	-	38,879	46,085	658,885	0.1%
Fidelity Emerging Markets Debt Central Fund	3,112,477	1,579,652	204,481	128,407	(19,271)	(726,397)	3,741,980	0.2%
Fidelity Emerging Markets Debt Local Currency Central Fund	72,677	38,983	-	3,983	-	(14,302)	97,358	0.1%
Fidelity Emerging Markets Equity Central Fund	432,005	1,663,595	42,936	32,821	70,891	(444,959)	1,678,596	0.1%
Fidelity Floating Rate Central Fund	859,984	884,714	49,716	45,625	(1,549)	(110,929)	1,582,504	0.1%
Fidelity High Income Central Fund	535,809	168,145	189,689	19,465	(1,153)	(66,611)	446,501	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	4,822,631	2,185,068	989,299	440,085	(39,299)	(605,356)	5,373,745	0.9%
Fidelity International Equity Central Fund	1,712,393	1,570,235	876,914	152,517	(86,184)	(461,665)	1,857,865	0.1%
Fidelity Investment Grade Bond Central Fund	3,496,949	3,142,711	1,358,442	80,135	(104,661)	(499,957)	4,676,600	0.0%
Fidelity Real Estate Equity Central Fund	491,863	388,730	400,197	9,164	(52,959)	(42,661)	384,776	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	-	638,571	638,571	3	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	5,794,947	4,713,397	1,394,076	616,979	(174,655)	(1,774,980)	7,164,633	0.0%
Total	22,313,950	18,195,971	7,750,642	1,529,295	(369,961)	(4,701,732)	27,687,586

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity International Bond Index Fund	7,467,781	3,062,692	2,272,340	39,485	(163,505)	(704,207)	7,390,421
Fidelity Long-Term Treasury Bond Index Fund	3,516,985	2,838,141	317,113	86,853	(5,446)	(944,688)	5,087,879
	10,984,766	5,900,833	2,589,453	126,338	(168,951)	(1,648,895)	12,478,300

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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